EATON VANCE ARIZONA MUNICIPAL INCOME FUND

EATON VANCE CONNECTICUT MUNICIPAL INCOME FUND

EATON VANCE MINNESOTA MUNICIPAL INCOME FUND

EATON VANCE MUNICIPAL OPPORTUNITIES FUND

EATON VANCE NEW JERSEY MUNICIPAL INCOME FUND

EATON VANCE PENNSYLVANIA MUNICIPAL INCOME FUND

Supplement to Prospectus dated December 1, 2020

1.    The following replaces “Portfolio Managers” under “Management” in “Fund Summaries – Eaton Vance Arizona Municipal Income Fund”:

Portfolio Manager. The Fund is managed by Trevor G. Smith, Vice President of BMR, who has managed the Fund since December 2019.

2.    The following replaces “Portfolio Managers” under “Management” in “Fund Summaries – Eaton Vance Connecticut Municipal Income Fund”:

Portfolio Manager. The Fund is managed by Trevor G. Smith, Vice President of BMR, who has managed the Fund since December 2019.

3.    The following replaces “Portfolio Manager” under “Management” in “Fund Summaries – Eaton Vance Minnesota Municipal Income Fund”:

Portfolio Managers

Julie P. Callahan, Vice President of BMR, has managed the Fund since October 1, 2021.

Christopher J. Eustance, Vice President of BMR, has managed the Fund since December 2019.

4.    The following replaces “Portfolio Managers” under “Management” in “Fund Summaries – Eaton Vance New Jersey Municipal Income Fund”:

Portfolio Managers

Julie P. Callahan, Vice President of BMR, has managed the Fund since October 1, 2021.

Cynthia J. Clemson, Vice President of BMR, has managed the Fund since August 17, 2021.

Christopher J. Eustance, Vice President of BMR, has managed the Fund since August 17, 2021.

5.    The following replaces corresponding disclosure under “Management.” in “Management and Organization”:

Trevor G. Smith is the portfolio manager of the Arizona Fund and the Connecticut Fund (since December 31, 2019). Christopher J. Eustance and Julie P. Callahan are the portfolio managers of the Minnesota Fund (Mr. Eustance since December 31, 2019 and Ms. Callahan since October 1, 2021). Craig R. Brandon and Mr. Smith are the portfolio managers of the Municipal Opportunities Fund (since August 17, 2021). Cynthia J. Clemson, Mr. Eustance and Ms. Callahan are the portfolio managers of the New Jersey Fund (Ms. Clemson and Mr. Eustance since August 17, 2021 and Ms. Callahan since October 1, 2021). Mr. Eustance is the portfolio manager of the Pennsylvania Fund (since May 1, 2020). Each portfolio manager is a Vice President of Eaton Vance and BMR and also manages other Eaton Vance portfolios. Ms. Clemson and Messrs. Brandon, Eustance and Smith have been members of the Eaton Vance municipals team for more than five years. Ms. Callahan has been a Vice President of Eaton Vance and BMR since September 2021 and has been a Managing Director at Morgan Stanley Investment Management Inc. (“MSIM”), an affiliate of EVM, since 2020. Prior to joining MSIM, she was a senior member of the municipal bond portfolio management team at PIMCO from 2011 to 2020.

October 1, 2021	39669 10.1.21

EATON VANCE ARIZONA MUNICIPAL INCOME FUND

EATON VANCE CONNECTICUT MUNICIPAL INCOME FUND

EATON VANCE MINNESOTA MUNICIPAL INCOME FUND

EATON VANCE MUNICIPAL OPPORTUNITIES FUND

EATON VANCE NEW JERSEY MUNICIPAL INCOME FUND

EATON VANCE PENNSYLVANIA MUNICIPAL INCOME FUND

Supplement to Statement of Additional Information dated December 1, 2020

The following replaces the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Craig R. Brandon
Registered Investment Companies	15	$7,017.1	0	$0
Other Pooled Investment Vehicles	1	$9.7	0	$0
Other Accounts	3	$241.8	0	$0
Julie P. Callahan(1)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Cynthia J. Clemson
Registered Investment Companies	9	$4,325.3	0	$0
Other Pooled Investment Vehicles	1	$9.7	0	$0
Other Accounts	3	$241.8	0	$0
Christopher J. Eustance
Registered Investment Companies	9	$1,756.5	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Trevor G. Smith
Registered Investment Companies	8	$1,399.7	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
(1)	As of July 31, 2021
Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Arizona Fund
Trevor G. Smith	None	$100,001 - $500,000
Connecticut Fund
Trevor G. Smith	None	$100,001 - $500,000
Minnesota Fund
Julie P. Callahan(1)	None	$1 - $10,000
Christopher J. Eustance	None	$100,001 - $500,000

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Municipal Opportunities Fund
Craig R. Brandon	None(2)	Over $1,000,000
Trevor G. Smith	None(2)	$100,001 - $500,000
New Jersey Fund
Julie P. Callahan(1)	None	$1 - $10,000
Cynthia J. Clemson	None(2)	Over $1,000,000
Christopher J. Eustance	None(2)	$100,001 - $500,000
Pennsylvania Fund
Christopher J. Eustance	None	$100,001 - $500,000
(1)	As of July 31, 2021
(2)	As of June 30, 2021

October 1, 2021

EATON VANCE GEORGIA MUNICIPAL INCOME FUND

EATON VANCE MARYLAND MUNICIPAL INCOME FUND

EATON VANCE MISSOURI MUNICIPAL INCOME FUND

EATON VANCE NORTH CAROLINA MUNICIPAL INCOME FUND

EATON VANCE OREGON MUNICIPAL INCOME FUND

EATON VANCE SOUTH CAROLINA MUNICIPAL INCOME FUND

EATON VANCE VIRGINIA MUNICIPAL INCOME FUND

Supplement to Prospectus dated January 1, 2021

1.    The following replaces “Portfolio Manager” under “Management” in “Fund Summaries – Eaton Vance Georgia Municipal Income Fund”:

Portfolio Managers

Trevor G. Smith, Vice President of BMR, has managed the Fund since December 2019.

Julie P. Callahan, Vice President of BMR, has managed the Fund since October 2021.

2.    The following replaces “Portfolio Managers” under “Management” in “Fund Summaries – Eaton Vance Maryland Municipal Income Fund”:

Portfolio Manager. The Fund is managed by Trevor G. Smith, Vice President of BMR, who has managed the Fund since December 2019.

3.    The following replaces “Portfolio Managers” under “Management” in “Fund Summaries – Eaton Vance Missouri Municipal Income Fund”:

Portfolio Manager. The Fund is managed by Christopher J. Eustance, Vice President of BMR, who has managed the Fund since December 2019.

4.    The following replaces “Portfolio Manager.” under “Management” in “Fund Summaries – Eaton Vance North Carolina Municipal Income Fund”:

Portfolio Managers

Christopher J. Eustance, Vice President of BMR, has managed the Fund since December 2019.

William J. Delahunty, Jr., Vice President of BMR, has managed the Fund since October 2021.

5.    The following replaces “Portfolio Manager.” under “Management” in “Fund Summaries – Eaton Vance Oregon Municipal Income Fund”:

Portfolio Managers

Christopher J. Eustance, Vice President of BMR, has managed the Fund since December 2019.

William J. Delahunty, Jr., Vice President of BMR, has managed the Fund since October 2021.

6.    The following replaces “Portfolio Manager.” under “Management” in “Fund Summaries – Eaton Vance South Carolina Municipal Income Fund”:

Portfolio Managers

Christopher J. Eustance, Vice President of BMR, has managed the Fund since December 2019.

William J. Delahunty, Jr., Vice President of BMR, has managed the Fund since October 2021.

7.    The following replaces the seventh paragraph under “Management.” in “Management and Organization”:

Trevor G. Smith and Julie P. Callahan are the portfolio managers of the Georgia Fund. Mr. Smith has managed the Fund since December 31, 2019 and Ms. Callahan has managed the Fund since October 1, 2021. Ms. Callahan has been a Vice President of Eaton Vance and BMR since September 2021 and has been a Managing Director at Morgan Stanley Investment Management Inc. (“MSIM”), an affiliate of Eaton Vance, since 2020. Prior to joining MSIM, she was a senior member of the municipal bond portfolio management team at PIMCO from 2011 to 2020. Mr. Smith is the portfolio manager of the Maryland Fund and the Virginia Fund. Mr. Smith has managed the Funds since December 31, 2019. Christopher J. Eustance is the portfolio manager of the Missouri Fund. Mr. Eustance has managed the Fund since December 31, 2019. Mr. Eustance and William J. Delahunty, Jr. are the portfolio managers of the North Carolina Fund, the Oregon Fund and the South Carolina Fund. Mr. Eustance has managed the Funds since December 31, 2019 and Mr. Delahunty has managed the Funds since October 1, 2021. Each portfolio manager is a Vice President of Eaton Vance and BMR and also manages other Eaton Vance portfolios. Mr. Smith, Mr. Eustance and Mr. Delahunty have each been employed by Eaton Vance for more than five years.

October 1, 2021	39670 10.1.21

EATON VANCE GEORGIA MUNICIPAL INCOME FUND

EATON VANCE MARYLAND MUNICIPAL INCOME FUND

EATON VANCE MISSOURI MUNICIPAL INCOME FUND

EATON VANCE NORTH CAROLINA MUNICIPAL INCOME FUND

EATON VANCE OREGON MUNICIPAL INCOME FUND

EATON VANCE SOUTH CAROLINA MUNICIPAL INCOME FUND

EATON VANCE VIRGINIA MUNICIPAL INCOME FUND

Supplement to Statement of Additional Information dated January 1, 2021

The following replaces the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Julie P. Callahan[1]
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
William J. Delahunty, Jr.[1]
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Christopher J. Eustance
Registered Investment Companies	9	$1,766.0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Trevor G. Smith
Registered Investment Companies	8	$1,332.4	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

1 As of July 31, 2021.

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Georgia Fund
Trevor G. Smith	None	$100,001 - $500,000
Julie P. Callahan[1]	None	$1 - $10,000
Maryland Fund
Trevor G. Smith	None	$100,001 - $500,000
Missouri Fund
Christopher J. Eustance	None	$100,001 - $500,000
North Carolina Fund
Christopher J. Eustance	None	$100,001 - $500,000
William J. Delahunty, Jr.[1]	None	Over $1,000,000

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Oregon Fund
Christopher J. Eustance	None	$100,001 - $500,000
William J. Delahunty, Jr.[1]	None	Over $1,000,000
South Carolina Fund
Christopher J. Eustance	None	$100,001 - $500,000
William J. Delahunty, Jr.[1]	None	Over $1,000,000
Virginia Fund
Trevor G. Smith	None	$100,001 - $500,000

1 As of July 31, 2021.

October 1, 2021

EATON VANCE AMT-FREE MUNICIPAL INCOME FUND

EATON VANCE CALIFORNIA MUNICIPAL OPPORTUNITIES FUND

EATON VANCE MASSACHUSETTS MUNICIPAL INCOME FUND

EATON VANCE NATIONAL MUNICIPAL INCOME FUND

EATON VANCE NEW YORK MUNICIPAL INCOME FUND

EATON VANCE OHIO MUNICIPAL INCOME FUND

Supplement to Prospectus dated February 1, 2021

1.    The following replaces “Portfolio Manager” under “Management” in “Fund Summaries – Eaton Vance AMT-Free Municipal Income Fund”:

Portfolio Managers

Cynthia J. Clemson, Vice President of Eaton Vance, has managed the Fund since November 2005.

Julie P. Callahan, Vice President of Eaton Vance, has managed the Fund since October 1, 2021.

2.    The following replaces “Portfolio Manager” under “Management” in “Fund Summaries – Eaton Vance Massachusetts Municipal Income Fund”:

Portfolio Managers

Craig R. Brandon, Vice President of BMR, has managed the Fund since February 2010.

Julie P. Callahan, Vice President of BMR, has managed the Fund since October 1, 2021.

3.    The following replaces “Portfolio Manager” under “Management” in “Fund Summaries – Eaton Vance National Municipal Income Fund”:

Portfolio Managers

Craig R. Brandon, Vice President of BMR, has managed the Fund since August 2013.

Christopher J. Eustance, Vice President of BMR, has managed the Fund since October 1, 2021.

4.    The following replaces “Portfolio Manager” under “Management” in “Fund Summaries – Eaton Vance New York Municipal Income Fund”:

Portfolio Managers

Craig R. Brandon, Vice President of BMR, has managed the Fund since October 2005.

Christopher J. Eustance, Vice President of BMR, has managed the Fund since October 1, 2021.

5.    The following replaces “Portfolio Manager” under “Management” in “Fund Summaries – Eaton Vance Ohio Municipal Income Fund”:

Portfolio Managers

Cynthia J. Clemson, Vice President of BMR, has managed the Fund since March 2014.

Julie P. Callahan, Vice President of BMR, has managed the Fund since October 1, 2021.

6.    The following replaces the seventh paragraph under “Management.” in “Management and Organization”:

Cynthia J. Clemson and Julie P. Callahan are the portfolio managers of the AMT-Free Fund (Ms. Clemson since November 1, 2005 and Ms. Callahan since October 1, 2021) and the Ohio Fund (Ms. Clemson since March 3, 2014 and Ms. Callahan since October 1, 2021). Craig R. Brandon and Ms. Callahan are the portfolio managers of the Massachusetts Fund (Mr. Brandon since February 22, 2010 and Ms. Callahan since October 1, 2021). Mr. Brandon and Christopher J. Eustance are the portfolio managers of the New York Fund (Mr. Brandon since October 17, 2005 and Mr. Eustance since October 1, 2021) and the National Fund (Mr. Brandon since August 1, 2013 and Mr. Eustance since October 1, 2021). Mr. Brandon and Trevor G. Smith are the portfolio managers of the California Fund (Mr. Brandon since January 1, 2014 and Mr. Smith since August 17, 2017). Each portfolio manager is a Vice President of Eaton Vance and BMR and also manages other Eaton Vance portfolios. Ms. Clemson and Messrs. Brandon, Eustance and Smith have been members of the Eaton Vance municipals team for more than five years. Ms. Callahan has been a Vice President of Eaton Vance and BMR since September 2021 and has been a Managing Director at Morgan Stanley Investment Management Inc. (“MSIM”), an affiliate of Eaton Vance, since 2020. Prior to joining MSIM, she was a senior member of the municipal bond portfolio management team at PIMCO from 2011 to 2020.

October 1, 2021	39671 10.1.21

EATON VANCE AMT-FREE MUNICIPAL INCOME FUND

EATON VANCE CALIFORNIA MUNICIPAL OPPORTUNITIES FUND

EATON VANCE MASSACHUSETTS MUNICIPAL INCOME FUND

EATON VANCE NATIONAL MUNICIPAL INCOME FUND

EATON VANCE NEW YORK MUNICIPAL INCOME FUND

EATON VANCE OHIO MUNICIPAL INCOME FUND

Supplement to Statement of Additional Information dated February 1, 2021

The following replaces the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Craig R. Brandon
Registered Investment Companies	15	$7,242.5	0	$0
Other Pooled Investment Vehicles	1	$9.9	0	$0
Other Accounts	2	$199.0	0	$0
Cynthia J. Clemson
Registered Investment Companies	9	$4,343.0	0	$0
Other Pooled Investment Vehicles	1	$9.9	0	$0
Other Accounts	2	$199.0	0	$0
Trevor G. Smith(1)
Registered Investment Companies	8	$1,578.3	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Julie P. Callahan(2)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Christopher J. Eustance(2)
Registered Investment Companies	9	$2,027.5	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

(1) As of June 30, 2021

(2) As of July 31, 2021

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
AMT- Free Fund
Cynthia J. Clemson	$100,001 - $500,000	Over $1,000,000
Julie P. Callahan(2)	None	$1 - $10,000
California Fund
Craig R. Brandon	None	Over $1,000,000
Trevor G. Smith(1)	None	$500,001 - $1,000,000
Massachusetts Fund
Craig R. Brandon	None	Over $1,000,000
Julie P. Callahan(2)	None	$1 - $10,000

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
National Fund
Craig R. Brandon	$100,001 - $500,000	Over $1,000,000
Christopher J. Eustance	$10,001 - $50,000(2)	$100,001 - $500,000
New York Fund
Craig R. Brandon	None	Over $1,000,000
Christopher J. Eustance	None(2)	$100,001 - $500,000
Ohio Fund
Cynthia J. Clemson	None	Over $1,000,000
Julie P. Callahan(2)	None	$1 - $10,000

(1) As of June 30, 2021

(2) As of July 31, 2021

October 1, 2021